ING Investors Trust

ING PIMCO High Yield Portfolio (“Portfolio”)

Supplement dated January 22, 2010
to the Adviser Class (“ADV Class”) Prospectus, Institutional Class (“Class I”)
Prospectus, Service Class (“Class S”) Prospectus and Service 2 Class (“Class S2”)
Prospectus each dated May 1, 2009

Effective January 1, 2010, Andrew Jessop replaced William H. Gross as portfolio manager to the Portfolio.  The Portfolio’s ADV Class, Class I, Class S and Class S2 Prospectuses are amended to reflect the following:

1.             All references to William H. Gross are hereby deleted.

2.                                       The fourth paragraph of the section entitled “Management of the Portfolios – Sub-Advisers – ING PIMCO High Yield Portfolio” found on page 68 of the ADV Class Prospectus, Class I Prospectus, Class S Prospectus and Class S2 Prospectus, is hereby deleted and replaced with the following:

Mr. Jessop is an executive vice president and high yield portfolio manager in the Newport Beach office. Prior to joining PIMCO in 2009, he was a managing director, portfolio manager and co-head of the high yield group at Goldman Sachs Asset Management, where he spent 12 years. Mr. Jessop was previously a high yield portfolio manager at Saudi International Bank in London. He has 22 years of investment experience.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING Investors Trust

ING PIMCO High Yield Portfolio

(“Portfolio”)

Supplement dated January 22, 2010

to the Adviser Class (“ADV Class”), Institutional Class (“Class I”),

Service Class (“Class S”) and Service 2 Class (“Class S2”)

Statement of Additional Information (“SAI”) dated May 1, 2009

Effective January 1, 2010, Andrew Jessop replaced William H. Gross as portfolio manager to the Portfolio.  The ADV Class, Class I, Class S and Class S2 SAI is amended to reflect the following:

1.                                       All references to William H. Gross are hereby deleted and replaced with Andrew Jessop.

2.                                       The table and language in the section entitled “Other Information About Portfolio Managers - ING PIMCO High Yield Portfolio – Other Managed Accounts” found on page 204 are deleted and replaced with the following:

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of January 15, 2010.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Andrew Jessop	4	$9,702.58	21	$11,329.47	13	$3,632.99

None of these accounts have a performance-based fee

3.                                       The table and language in the section entitled “Other Information About Portfolio Managers - ING PIMCO High Yield Portfolio – Portfolio Manager Ownership of Securities” found on page 206 are hereby deleted and replaced with the following:

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of January 15, 2010 including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.

Dollar Range of
Portfolio Manager	Portfolio Shares Owned

Andrew Jessop	$0

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE